Investment Objectives and Goals	Oct. 27, 2025
Madison Mosaic Income Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Madison Mosaic Income Opportunities ETF Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Mosaic Income Opportunities ETF (the “Fund”) seeks to generate a high level of current income while maintaining the opportunity for capital appreciation.
Madison Short-Term Strategic Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Madison Short-Term Strategic Income ETF Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Short-Term Strategic Income ETF (the “Fund”) seeks to generate a high level of current income.
Madison Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Madison Aggregate Bond ETF Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Aggregate Bond ETF (the “Fund”) seeks to generate superior long-term risk adjusted performance.
Madison Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Madison Covered Call ETF Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Covered Call ETF (the “Fund”) seeks to provide consistent total return and secondarily, to produce a high level of income and gains.
Madison Dividend Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Madison Dividend Value ETF Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Dividend Value ETF (the “Fund”) seeks to produce current income while providing an opportunity for capital appreciation.